Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Total Payments
Total	$ 191,675	$ 191,675
UNITED STATES | U.S. Federal Government [Member]
Total	$ 191,675	$ 191,675